Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT MUNICIPAL INCOME FUND INC
Entity Central Index Key	0000737800
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000096621
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	HYMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[1]
AssetsNet	$ 4,355,247,183
Holdings Count | Holding	603
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$4,355,247,183
# of Portfolio Holdings	603
Portfolio Turnover Rate	10%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A4.19%
  A-0.67%
  A+2.54%
  AA3.91%
  AA-1.94%
  AA+0.95%
  AAA0.84%
  B1.03%
  B-2.10%
  B+1.53%
  BB2.09%
  BB-0.64%
  BB+13.21%
  BBB4.81%
  BBB-9.95%
  BBB+1.61%
  CC0.12%
  CCC0.34%
  CCC-0.80%
  CCC+0.25%
  NR46.48%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096623
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class C
Trading Symbol	HYMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[2]
AssetsNet	$ 4,355,247,183
Holdings Count | Holding	603
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$4,355,247,183
# of Portfolio Holdings	603
Portfolio Turnover Rate	10%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A4.19%
  A-0.67%
  A+2.54%
  AA3.91%
  AA-1.94%
  AA+0.95%
  AAA0.84%
  B1.03%
  B-2.10%
  B+1.53%
  BB2.09%
  BB-0.64%
  BB+13.21%
  BBB4.81%
  BBB-9.95%
  BBB+1.61%
  CC0.12%
  CCC0.34%
  CCC-0.80%
  CCC+0.25%
  NR46.48%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096624
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class F
Trading Symbol	HYMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[3]
AssetsNet	$ 4,355,247,183
Holdings Count | Holding	603
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$4,355,247,183
# of Portfolio Holdings	603
Portfolio Turnover Rate	10%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A4.19%
  A-0.67%
  A+2.54%
  AA3.91%
  AA-1.94%
  AA+0.95%
  AAA0.84%
  B1.03%
  B-2.10%
  B+1.53%
  BB2.09%
  BB-0.64%
  BB+13.21%
  BBB4.81%
  BBB-9.95%
  BBB+1.61%
  CC0.12%
  CCC0.34%
  CCC-0.80%
  CCC+0.25%
  NR46.48%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000188226
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class F3
Trading Symbol	HYMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[4]
AssetsNet	$ 4,355,247,183
Holdings Count | Holding	603
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$4,355,247,183
# of Portfolio Holdings	603
Portfolio Turnover Rate	10%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A4.19%
  A-0.67%
  A+2.54%
  AA3.91%
  AA-1.94%
  AA+0.95%
  AAA0.84%
  B1.03%
  B-2.10%
  B+1.53%
  BB2.09%
  BB-0.64%
  BB+13.21%
  BBB4.81%
  BBB-9.95%
  BBB+1.61%
  CC0.12%
  CCC0.34%
  CCC-0.80%
  CCC+0.25%
  NR46.48%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096625
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	HYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[5]
AssetsNet	$ 4,355,247,183
Holdings Count | Holding	603
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$4,355,247,183
# of Portfolio Holdings	603
Portfolio Turnover Rate	10%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A4.19%
  A-0.67%
  A+2.54%
  AA3.91%
  AA-1.94%
  AA+0.95%
  AAA0.84%
  B1.03%
  B-2.10%
  B+1.53%
  BB2.09%
  BB-0.64%
  BB+13.21%
  BBB4.81%
  BBB-9.95%
  BBB+1.61%
  CC0.12%
  CCC0.34%
  CCC-0.80%
  CCC+0.25%
  NR46.48%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000020576
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class A
Trading Symbol	LCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[6]
AssetsNet	$ 705,308,053
Holdings Count | Holding	290
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$705,308,053
# of Portfolio Holdings	290
Portfolio Turnover Rate	15%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A11.31%
  A-3.58%
  A+6.16%
  AA26.91%
  AA-20.43%
  AA+3.86%
  AAA1.70%
  B+0.06%
  BB0.91%
  BB+3.06%
  BBB3.91%
  BBB-4.56%
  BBB+6.00%
  CCC0.09%
  CCC+0.50%
  NR6.96%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000020577
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class C
Trading Symbol	CALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%	[7]
AssetsNet	$ 705,308,053
Holdings Count | Holding	290
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$705,308,053
# of Portfolio Holdings	290
Portfolio Turnover Rate	15%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A11.31%
  A-3.58%
  A+6.16%
  AA26.91%
  AA-20.43%
  AA+3.86%
  AAA1.70%
  B+0.06%
  BB0.91%
  BB+3.06%
  BBB3.91%
  BBB-4.56%
  BBB+6.00%
  CCC0.09%
  CCC+0.50%
  NR6.96%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000054742
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class F
Trading Symbol	LCFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[8]
AssetsNet	$ 705,308,053
Holdings Count | Holding	290
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$705,308,053
# of Portfolio Holdings	290
Portfolio Turnover Rate	15%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A11.31%
  A-3.58%
  A+6.16%
  AA26.91%
  AA-20.43%
  AA+3.86%
  AAA1.70%
  B+0.06%
  BB0.91%
  BB+3.06%
  BBB3.91%
  BBB-4.56%
  BBB+6.00%
  CCC0.09%
  CCC+0.50%
  NR6.96%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000188221
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class F3
Trading Symbol	LCFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[9]
AssetsNet	$ 705,308,053
Holdings Count | Holding	290
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$705,308,053
# of Portfolio Holdings	290
Portfolio Turnover Rate	15%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A11.31%
  A-3.58%
  A+6.16%
  AA26.91%
  AA-20.43%
  AA+3.86%
  AAA1.70%
  B+0.06%
  BB0.91%
  BB+3.06%
  BBB3.91%
  BBB-4.56%
  BBB+6.00%
  CCC0.09%
  CCC+0.50%
  NR6.96%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096845
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class I
Trading Symbol	CAILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[10]
AssetsNet	$ 705,308,053
Holdings Count | Holding	290
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$705,308,053
# of Portfolio Holdings	290
Portfolio Turnover Rate	15%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A11.31%
  A-3.58%
  A+6.16%
  AA26.91%
  AA-20.43%
  AA+3.86%
  AAA1.70%
  B+0.06%
  BB0.91%
  BB+3.06%
  BBB3.91%
  BBB-4.56%
  BBB+6.00%
  CCC0.09%
  CCC+0.50%
  NR6.96%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096630
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class A
Trading Symbol	LISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[11]
AssetsNet	$ 5,463,859,080
Holdings Count | Holding	924
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$5,463,859,080
# of Portfolio Holdings	924
Portfolio Turnover Rate	18%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.83%
  A-4.25%
  A+16.62%
  AA11.69%
  AA-8.42%
  AA+8.67%
  AAA6.92%
  B0.27%
  B-0.31%
  B+0.52%
  BB1.77%
  BB-0.28%
  BB+3.24%
  BBB5.82%
  BBB-4.93%
  BBB+5.09%
  CCC+0.18%
  NR8.19%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096632
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class C
Trading Symbol	LISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$67	1.33%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%	[12]
AssetsNet	$ 5,463,859,080
Holdings Count | Holding	924
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$5,463,859,080
# of Portfolio Holdings	924
Portfolio Turnover Rate	18%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.83%
  A-4.25%
  A+16.62%
  AA11.69%
  AA-8.42%
  AA+8.67%
  AAA6.92%
  B0.27%
  B-0.31%
  B+0.52%
  BB1.77%
  BB-0.28%
  BB+3.24%
  BBB5.82%
  BBB-4.93%
  BBB+5.09%
  CCC+0.18%
  NR8.19%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096627
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class F
Trading Symbol	LISFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[13]
AssetsNet	$ 5,463,859,080
Holdings Count | Holding	924
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$5,463,859,080
# of Portfolio Holdings	924
Portfolio Turnover Rate	18%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.83%
  A-4.25%
  A+16.62%
  AA11.69%
  AA-8.42%
  AA+8.67%
  AAA6.92%
  B0.27%
  B-0.31%
  B+0.52%
  BB1.77%
  BB-0.28%
  BB+3.24%
  BBB5.82%
  BBB-4.93%
  BBB+5.09%
  CCC+0.18%
  NR8.19%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000188227
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class F3
Trading Symbol	LOISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[14]
AssetsNet	$ 5,463,859,080
Holdings Count | Holding	924
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$5,463,859,080
# of Portfolio Holdings	924
Portfolio Turnover Rate	18%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.83%
  A-4.25%
  A+16.62%
  AA11.69%
  AA-8.42%
  AA+8.67%
  AAA6.92%
  B0.27%
  B-0.31%
  B+0.52%
  BB1.77%
  BB-0.28%
  BB+3.24%
  BBB5.82%
  BBB-4.93%
  BBB+5.09%
  CCC+0.18%
  NR8.19%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096628
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class I
Trading Symbol	LAIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[15]
AssetsNet	$ 5,463,859,080
Holdings Count | Holding	924
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$5,463,859,080
# of Portfolio Holdings	924
Portfolio Turnover Rate	18%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.83%
  A-4.25%
  A+16.62%
  AA11.69%
  AA-8.42%
  AA+8.67%
  AAA6.92%
  B0.27%
  B-0.31%
  B+0.52%
  BB1.77%
  BB-0.28%
  BB+3.24%
  BBB5.82%
  BBB-4.93%
  BBB+5.09%
  CCC+0.18%
  NR8.19%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000020589
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class A
Trading Symbol	LANSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[16]
AssetsNet	$ 4,814,052,700
Holdings Count | Holding	709
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$4,814,052,700
# of Portfolio Holdings	709
Portfolio Turnover Rate	17%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.57%
  A-3.04%
  A+12.27%
  AA14.98%
  AA-6.84%
  AA+8.40%
  AAA4.22%
  B0.07%
  B-0.62%
  B+0.27%
  BB1.14%
  BB-0.14%
  BB+3.92%
  BBB6.41%
  BBB-10.56%
  BBB+6.16%
  CCC+0.51%
  NR7.88%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000020591
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class C
Trading Symbol	LTNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%	[17]
AssetsNet	$ 4,814,052,700
Holdings Count | Holding	709
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$4,814,052,700
# of Portfolio Holdings	709
Portfolio Turnover Rate	17%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.57%
  A-3.04%
  A+12.27%
  AA14.98%
  AA-6.84%
  AA+8.40%
  AAA4.22%
  B0.07%
  B-0.62%
  B+0.27%
  BB1.14%
  BB-0.14%
  BB+3.92%
  BBB6.41%
  BBB-10.56%
  BBB+6.16%
  CCC+0.51%
  NR7.88%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000054746
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class F
Trading Symbol	LANFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[18]
AssetsNet	$ 4,814,052,700
Holdings Count | Holding	709
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$4,814,052,700
# of Portfolio Holdings	709
Portfolio Turnover Rate	17%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.57%
  A-3.04%
  A+12.27%
  AA14.98%
  AA-6.84%
  AA+8.40%
  AAA4.22%
  B0.07%
  B-0.62%
  B+0.27%
  BB1.14%
  BB-0.14%
  BB+3.92%
  BBB6.41%
  BBB-10.56%
  BBB+6.16%
  CCC+0.51%
  NR7.88%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000188222
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class F3
Trading Symbol	LONSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[19]
AssetsNet	$ 4,814,052,700
Holdings Count | Holding	709
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$4,814,052,700
# of Portfolio Holdings	709
Portfolio Turnover Rate	17%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.57%
  A-3.04%
  A+12.27%
  AA14.98%
  AA-6.84%
  AA+8.40%
  AAA4.22%
  B0.07%
  B-0.62%
  B+0.27%
  BB1.14%
  BB-0.14%
  BB+3.92%
  BBB6.41%
  BBB-10.56%
  BBB+6.16%
  CCC+0.51%
  NR7.88%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000050290
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class I
Trading Symbol	LTNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[20]
AssetsNet	$ 4,814,052,700
Holdings Count | Holding	709
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$4,814,052,700
# of Portfolio Holdings	709
Portfolio Turnover Rate	17%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A12.57%
  A-3.04%
  A+12.27%
  AA14.98%
  AA-6.84%
  AA+8.40%
  AAA4.22%
  B0.07%
  B-0.62%
  B+0.27%
  BB1.14%
  BB-0.14%
  BB+3.92%
  BBB6.41%
  BBB-10.56%
  BBB+6.16%
  CCC+0.51%
  NR7.88%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000020593
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class A
Trading Symbol	LANJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[21]
AssetsNet	$ 172,859,708
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$172,859,708
# of Portfolio Holdings	199
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A7.30%
  A-3.57%
  A+24.97%
  AA13.89%
  AA-26.95%
  AA+0.85%
  AAA5.62%
  B+0.14%
  BB+2.40%
  BBB2.50%
  BBB-3.40%
  BBB+3.64%
  NR4.77%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000054747
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class F
Trading Symbol	LNJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[22]
AssetsNet	$ 172,859,708
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$172,859,708
# of Portfolio Holdings	199
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A7.30%
  A-3.57%
  A+24.97%
  AA13.89%
  AA-26.95%
  AA+0.85%
  AAA5.62%
  B+0.14%
  BB+2.40%
  BBB2.50%
  BBB-3.40%
  BBB+3.64%
  NR4.77%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000188223
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class F3
Trading Symbol	LONJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[23]
AssetsNet	$ 172,859,708
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$172,859,708
# of Portfolio Holdings	199
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A7.30%
  A-3.57%
  A+24.97%
  AA13.89%
  AA-26.95%
  AA+0.85%
  AAA5.62%
  B+0.14%
  BB+2.40%
  BBB2.50%
  BBB-3.40%
  BBB+3.64%
  NR4.77%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096846
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class I
Trading Symbol	LINJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[24]
AssetsNet	$ 172,859,708
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$172,859,708
# of Portfolio Holdings	199
Portfolio Turnover Rate	3%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A7.30%
  A-3.57%
  A+24.97%
  AA13.89%
  AA-26.95%
  AA+0.85%
  AAA5.62%
  B+0.14%
  BB+2.40%
  BBB2.50%
  BBB-3.40%
  BBB+3.64%
  NR4.77%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class A
Trading Symbol	LSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[25]
AssetsNet	$ 1,718,068,772
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$1,718,068,772
# of Portfolio Holdings	270
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A17.58%
  A-8.45%
  A+15.77%
  AA9.79%
  AA-8.16%
  AA+12.44%
  AAA5.83%
  B0.06%
  BB1.01%
  BB+0.36%
  BBB2.18%
  BBB-3.48%
  BBB+3.39%
  CCC+0.57%
  NR10.93%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class C
Trading Symbol	LSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%	[26]
AssetsNet	$ 1,718,068,772
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$1,718,068,772
# of Portfolio Holdings	270
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A17.58%
  A-8.45%
  A+15.77%
  AA9.79%
  AA-8.16%
  AA+12.44%
  AAA5.83%
  B0.06%
  BB1.01%
  BB+0.36%
  BBB2.18%
  BBB-3.48%
  BBB+3.39%
  CCC+0.57%
  NR10.93%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class F
Trading Symbol	LSDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[27]
AssetsNet	$ 1,718,068,772
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$1,718,068,772
# of Portfolio Holdings	270
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A17.58%
  A-8.45%
  A+15.77%
  AA9.79%
  AA-8.16%
  AA+12.44%
  AAA5.83%
  B0.06%
  BB1.01%
  BB+0.36%
  BBB2.18%
  BBB-3.48%
  BBB+3.39%
  CCC+0.57%
  NR10.93%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000188228
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class F3
Trading Symbol	LSDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[28]
AssetsNet	$ 1,718,068,772
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$1,718,068,772
# of Portfolio Holdings	270
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A17.58%
  A-8.45%
  A+15.77%
  AA9.79%
  AA-8.16%
  AA+12.44%
  AAA5.83%
  B0.06%
  BB1.01%
  BB+0.36%
  BBB2.18%
  BBB-3.48%
  BBB+3.39%
  CCC+0.57%
  NR10.93%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096637
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class I
Trading Symbol	LISDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[29]
AssetsNet	$ 1,718,068,772
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$1,718,068,772
# of Portfolio Holdings	270
Portfolio Turnover Rate	35%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A17.58%
  A-8.45%
  A+15.77%
  AA9.79%
  AA-8.16%
  AA+12.44%
  AAA5.83%
  B0.06%
  BB1.01%
  BB+0.36%
  BBB2.18%
  BBB-3.48%
  BBB+3.39%
  CCC+0.57%
  NR10.93%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000020595
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class A
Trading Symbol	LANYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[30]
AssetsNet	$ 590,836,462
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$590,836,462
# of Portfolio Holdings	285
Portfolio Turnover Rate	15%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A9.18%
  A-2.40%
  A+4.83%
  AA12.51%
  AA-3.90%
  AA+14.55%
  AAA9.76%
  B0.89%
  B-0.51%
  B+1.10%
  BB1.54%
  BB-0.65%
  BB+0.54%
  BBB9.69%
  BBB-13.04%
  BBB+7.21%
  CC0.25%
  NR7.45%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000020596
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class C
Trading Symbol	NYLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[31]
AssetsNet	$ 590,836,462
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$590,836,462
# of Portfolio Holdings	285
Portfolio Turnover Rate	15%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A9.18%
  A-2.40%
  A+4.83%
  AA12.51%
  AA-3.90%
  AA+14.55%
  AAA9.76%
  B0.89%
  B-0.51%
  B+1.10%
  BB1.54%
  BB-0.65%
  BB+0.54%
  BBB9.69%
  BBB-13.04%
  BBB+7.21%
  CC0.25%
  NR7.45%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000054748
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class F
Trading Symbol	LNYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[32]
AssetsNet	$ 590,836,462
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$590,836,462
# of Portfolio Holdings	285
Portfolio Turnover Rate	15%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A9.18%
  A-2.40%
  A+4.83%
  AA12.51%
  AA-3.90%
  AA+14.55%
  AAA9.76%
  B0.89%
  B-0.51%
  B+1.10%
  BB1.54%
  BB-0.65%
  BB+0.54%
  BBB9.69%
  BBB-13.04%
  BBB+7.21%
  CC0.25%
  NR7.45%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000188224
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class F3
Trading Symbol	LONYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[33]
AssetsNet	$ 590,836,462
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$590,836,462
# of Portfolio Holdings	285
Portfolio Turnover Rate	15%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A9.18%
  A-2.40%
  A+4.83%
  AA12.51%
  AA-3.90%
  AA+14.55%
  AAA9.76%
  B0.89%
  B-0.51%
  B+1.10%
  BB1.54%
  BB-0.65%
  BB+0.54%
  BBB9.69%
  BBB-13.04%
  BBB+7.21%
  CC0.25%
  NR7.45%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000096847
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class I
Trading Symbol	NYLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[34]
AssetsNet	$ 590,836,462
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$590,836,462
# of Portfolio Holdings	285
Portfolio Turnover Rate	15%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A9.18%
  A-2.40%
  A+4.83%
  AA12.51%
  AA-3.90%
  AA+14.55%
  AAA9.76%
  B0.89%
  B-0.51%
  B+1.10%
  BB1.54%
  BB-0.65%
  BB+0.54%
  BBB9.69%
  BBB-13.04%
  BBB+7.21%
  CC0.25%
  NR7.45%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000155633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	SDHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[35]
AssetsNet	$ 2,787,862,610
Holdings Count | Holding	528
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$2,787,862,610
# of Portfolio Holdings	528
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A5.45%
  A-2.70%
  A+3.65%
  AA3.71%
  AA-2.72%
  AA+1.92%
  AAA0.91%
  B1.70%
  B-1.34%
  B+3.73%
  BB3.82%
  BB-2.65%
  BB+13.19%
  BBB8.98%
  BBB-6.03%
  BBB+7.69%
  CC0.45%
  CCC+0.63%
  NR28.73%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000155634
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class C
Trading Symbol	SDHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	1.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[36]
AssetsNet	$ 2,787,862,610
Holdings Count | Holding	528
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$2,787,862,610
# of Portfolio Holdings	528
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A5.45%
  A-2.70%
  A+3.65%
  AA3.71%
  AA-2.72%
  AA+1.92%
  AAA0.91%
  B1.70%
  B-1.34%
  B+3.73%
  BB3.82%
  BB-2.65%
  BB+13.19%
  BBB8.98%
  BBB-6.03%
  BBB+7.69%
  CC0.45%
  CCC+0.63%
  NR28.73%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000155635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class F
Trading Symbol	SDHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[37]
AssetsNet	$ 2,787,862,610
Holdings Count | Holding	528
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$2,787,862,610
# of Portfolio Holdings	528
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A5.45%
  A-2.70%
  A+3.65%
  AA3.71%
  AA-2.72%
  AA+1.92%
  AAA0.91%
  B1.70%
  B-1.34%
  B+3.73%
  BB3.82%
  BB-2.65%
  BB+13.19%
  BBB8.98%
  BBB-6.03%
  BBB+7.69%
  CC0.45%
  CCC+0.63%
  NR28.73%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000188229
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class F3
Trading Symbol	HYMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[38]
AssetsNet	$ 2,787,862,610
Holdings Count | Holding	528
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$2,787,862,610
# of Portfolio Holdings	528
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A5.45%
  A-2.70%
  A+3.65%
  AA3.71%
  AA-2.72%
  AA+1.92%
  AAA0.91%
  B1.70%
  B-1.34%
  B+3.73%
  BB3.82%
  BB-2.65%
  BB+13.19%
  BBB8.98%
  BBB-6.03%
  BBB+7.69%
  CC0.45%
  CCC+0.63%
  NR28.73%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
C000155636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	SDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[39]
AssetsNet	$ 2,787,862,610
Holdings Count | Holding	528
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2026)
Table Summary
Total Net Assets	$2,787,862,610
# of Portfolio Holdings	528
Portfolio Turnover Rate	19%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference*	%Footnote Reference**

  A5.45%
  A-2.70%
  A+3.65%
  AA3.71%
  AA-2.72%
  AA+1.92%
  AAA0.91%
  B1.70%
  B-1.34%
  B+3.73%
  BB3.82%
  BB-2.65%
  BB+13.19%
  BBB8.98%
  BBB-6.03%
  BBB+7.69%
  CC0.45%
  CCC+0.63%
  NR28.73%
  Total 100.00%
Footnote	Description
Footnote*	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Footnote**	Represents percent of total investments, which excludes derivatives.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which are bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

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